Mortgage Loans Receivable and Bond Portfolio (Tables)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Mortgage Loans Receivable and Bond Portfolio
	Mortgage Loans	Bond Portfolio

2017	$ 790,083	$ 111,000
2018	3,283,240	139,000
2019	1,326,144	144,000
2020	1,389,493	156,000
2021	814,392	221,000
Thereafter	17,128,928	11,169,616
	24,732,280	11,940,616

Less loan loss and other than temporary impairment on bonds allowance	(1,311,983)	(458,000)
Less deferred origination income	(298,499)	___-____
Totals	$23,121,798	$11,482,616